Nature of the Business and Basis of Presentation (Details) - Schedule of condensed consolidated statement of stockholders’ equity - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Reverse recapitalization	$ 251,235,000
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Redemption of Class H units		$ (900)
Embry notes conversion		4,118
Warrants net settlement conversion
SAFEs conversion		86,099
PIPE and SPAC financing		377,654
Earn-out liability		(119,759)
Transaction expenses		(21,575)
Warrants liability		(74,408)
Reverse recapitalization	$ 251,229,000	$ 251,229
Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Redemption of Class H units (in Shares)		(125,101)
Redemption of Class H units
Embry notes conversion (in Shares)		8,023,072
Embry notes conversion		$ 1
Warrants net settlement conversion (in Shares)		278,533
Warrants net settlement conversion
SAFEs conversion (in Shares)		7,466,891
SAFEs conversion		$ 1
PIPE and SPAC financing (in Shares)		44,797,894
PIPE and SPAC financing		$ 4
Earn-out liability
Transaction expenses
Warrants liability
Reverse recapitalization (in Shares)		60,441,289
Reverse recapitalization		$ 6
Class V Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Redemption of Class H units (in Shares)
Redemption of Class H units
Embry notes conversion (in Shares)
Embry notes conversion
Warrants net settlement conversion (in Shares)
Warrants net settlement conversion
SAFEs conversion (in Shares)		454,077
SAFEs conversion
PIPE and SPAC financing (in Shares)
PIPE and SPAC financing
Earn-out liability
Transaction expenses
Warrants liability
Reverse recapitalization (in Shares)		454,077
Reverse recapitalization